Impairment test on Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment of assets [Abstract]
Disclosure of detailed information about oil price scenarios [text block]
Table Oil price scenarios (a):

Amounts in US$ per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2018	64.9	64.9	64.9	64.9
2019	53.2	62.5	71.7	63.4
2020	54.4	63.9	73.4	64.9
Over 2021	54.3	63.7	73.2	64.7

(a) The percentages indicated between brackets represent the Group estimation regarding each price scenario.